Risk Management - Allowance for Credit Losses by Stage (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Balance, beginning of year	$ 929	$ 724
Net re-measurement due to transfers	0	0
Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
Net originations, purchases, disposals and repayments	(131)	30
Changes to risk, parameters, and models	(5)	210
Foreign exchange and other adjustments	35	(35)
Balance, end of year	828	929
Stage 1
Disclosure of credit risk exposure [line items]
Balance, beginning of year	483	511
Net re-measurement due to transfers	4	4
Transfer to stage 1	12	12
Transfer to stage 2	(7)	(6)
Transfer to stage 3	(1)	(2)
Net originations, purchases, disposals and repayments	36	45
Changes to risk, parameters, and models	(107)	(71)
Foreign exchange and other adjustments	18	(6)
Balance, end of year	434	483
Stage 2
Disclosure of credit risk exposure [line items]
Balance, beginning of year	209	141
Net re-measurement due to transfers	(22)	6
Transfer to stage 1	(12)	(11)
Transfer to stage 2	7	28
Transfer to stage 3	(17)	(11)
Net originations, purchases, disposals and repayments	(8)	8
Changes to risk, parameters, and models	21	48
Foreign exchange and other adjustments	13	6
Balance, end of year	213	209
Stage 3
Disclosure of credit risk exposure [line items]
Balance, beginning of year	237	72
Net re-measurement due to transfers	18	(10)
Transfer to stage 1	0	(1)
Transfer to stage 2	0	(22)
Transfer to stage 3	18	13
Net originations, purchases, disposals and repayments	(159)	(23)
Changes to risk, parameters, and models	81	233
Foreign exchange and other adjustments	4	(35)
Balance, end of year	$ 181	$ 237